Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,499,348)	$ (484,013)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	114,231	70,412
Amortization	25,323	26,773
Noncash operating lease expense	376,211	263,020
Deferred tax benefits		(669)
(Reversal of) Allowance for expected credit loss	(16,062)	4,512
Loss on disposal of property and equipment	5,586	6,137
Changes in assets and liabilities
Accounts receivable	321,245	(104,892)
Advance to suppliers	7,337,309	(312,374)
Prepaid expenses and other current assets	552,510	(66,613)
Lease liabilities	(363,908)	(289,770)
Other non-current assets	(10,402)	17,203
Other non-current liabilities	(8,815)	(17,876)
Accounts payable	(14,946)	(56,045)
Contract liabilities	(560,782)	364,300
Accrued expenses and other liabilities	307,032	(155,021)
Net cash used in operating activities	(1,434,816)	(734,916)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(586,462)
Loan to a third party	(6,120,587)
Proceeds from disposals of equity investments	173
Loan to related parties	(819,681)
Net cash used in investing activities	(7,526,557)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loans	1,263,424	1,254,058
Repayment of bank loans	(1,268,983)	(1,343,236)
Advance payment from investors for subscription	6,331,157
Proceeds from FPO exercise	8,000,000
Offering cost paid	(1,050,000)
Borrowing from related parties		2,149,613
Repayment to related parties	(833,751)	(1,174,207)
Net cash provided by financing activities	12,441,847	886,228
Effect of exchange rate changes	48,896	(3,541)
Total cash flows	3,529,370	147,771
Cash at beginning of period	389,348	227,826
Cash at end of period	3,918,718	375,597
Net increase in cash	3,529,370	147,771
Supplementary Cash Flows Information
Cash paid for interest	58,515	71,596
Cash paid for income taxes	494	1,393
Non-cash investing and financing activities:
Lease liability arising from obtaining right-of-use assets	610,975
Equipment obtained to offset accounts receivable		$ 3,785